Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2013
Notes to Consolidated Financial Statements [Abstract]
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]

(dollars in millions)	2013	2012
Discontinued Operations:
Net sales	$309	$2,075
Income (loss) from operations	$63	$(998)
Income tax expense	(32)	(65)
Income (loss) from operations, net of income taxes	31	(1,063)
(Loss) gain on disposal	(33)	2,030
Income tax benefit (expense)	37	(677)
Net income from discontinued operations	$35	$290